SHARE-BASED COMPENSATION (Details 2) (Nonvested shares, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Jul. 31, 2013
Number of Nonvested shares outstanding
Nonvested shares outstanding at the beginning of the period	7,567,784	2,752,366	1,487,418
Granted (in shares)	1,139,988	6,001,339	1,888,313
Forfeited (in shares)	(292,496)	(397,857)	(275,303)
Vested (in shares)	(1,362,214)	(788,064)	(348,062)
Nonvested shares outstanding at the end of the period	7,053,062	7,567,784	2,752,366
Nonvested shares vested and expected to vest at the end of the period (in shares)	6,965,933
Weighted average grant-date fair value
Nonvested shares outstanding at the beginning of the period (in dollars per share)	$ 1.69	$ 2.19	$ 4.15
Granted (in dollars per share)	$ 2.71	$ 1.69	$ 1.32
Forfeited (in dollars per share)	$ 2.08	$ 3.07	$ 4.30
Vested (in dollars per share)	$ 2.48	$ 2.15	$ 4.16
Nonvested shares outstanding at the end of the period (in dollars per share)	$ 1.68	$ 1.69	$ 2.19
Nonvested shares vested and expected to vest at the end of the period (in dollars per share)	$ 1.67
Aggregate intrinsic value
Nonvested shares outstanding at the end of the period	$ 8,428
Nonvested shares vested and expected to vest at the end of the period	8,324
Additional disclosures
Total fair value of shares vested during the period	3,353	1,315	1,448
Share-based compensation expenses	5,306	3,482	1,414
Unrecognized compensation related to nonvested shares	7,122
Weighted average period to recognize share-based compensation expenses related to nonvested shares	3 years 3 months 18 days
Minimum
SHARE-BASED COMPENSATION
Vesting period	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period	4 years
Performance condition
Number of Nonvested shares outstanding
Granted (in shares)					6,000,000
Additional disclosures
Extension to vesting period				1 year
Incremental share-based compensation expense				$ 0